Related Party Transactions (Details) - Schedule of unearned franchise fee comprised - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	$ 825,990	$ 81,474
Unearned franchise fee – non-current	150,494
Total	976,484	81,474
Hainan Sanya [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		48,462
Hunan Changsha [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		4,299
Hunan Yueyang [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		4,299
Hunan Jishou [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		1,563
Zhejiang Hangzhou Xiaoshan [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		4,220
Hunan Yueyang Xiangyin [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		4,299
Guangdong Zhongshan [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current		14,332
Zhejing JiaXing [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Henan Jiuzi New Energy Vehicle Sales and Service Co. LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	13,698
Zhejiang Huasu Automobile Service Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Huzhou Fengtao New Energy Automobile Sales Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	41,094
Shandong Shenglong Automobile Sales Co. LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Nantong Meixinyao Vehicle Sales Service Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	27,396
Anhui Auto e-Link Auto Sales Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	27,396
Fengshang Network Technology (Shaoxing) Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	41,094
Anhui LiuAn [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	41,094
Guangxi Qinzhou [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	13,698
Guangxi Qinzhou Lingshan [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	41,094
Zhejiang Shaoxing Shengzhou [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Xinjiang Urumqi [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Hunan Changzhutan [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	2,740
Hunan Shaoyang [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	1,370
Guangxi Liuzhou (Guangxi Shuangru Trading Co., Ltd.) [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	68,490
Guangxi Nanning [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	13,697
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	4,109
Guangxi Nanning (Guangxi Zhanyuan Automobile) [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	41,094
Guangxi Yulin (Yulin Qihui Automobile) [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	82,188
Zhejiang Huzhou [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	6,849
Sanmen Xian Wuji Automobile Sales [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	274
Shandong Yuncheng (Yuncheng Zhanteng New Energy Automobile Co., Ltd.) [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	274
Zhejiang Shaoxing Niuniu Automobile Sales Service Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	274
Yongkang Yijie Automobile Trading Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	5,479
Unearned franchise fee – non-current	21,004
Ningbo Jinhui Internet Technology Service Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	1,370
Unearned franchise fee – non-current	5,250
Xingtai Wanhua Botian Automobile Trading Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	3,219
Zhejiang Hangzhou Xiaoshan Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,055
Hunan Changsha Yuelu Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,123
Hunan Yueyang Xiangyin Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,123
Hunan Yueyang Yueyang Lou Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,123
Guangdong Zhongshan City Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	2,740
Unearned franchise fee – non-current	7,077
Hunan Yueyang Miluo Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,328
Zhejiang Hangzhou Gongshu Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	274
Unearned franchise fee – non-current	798
Zhejiang Jiaxing Nanhu Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee - current	822
Unearned franchise fee – non-current	2,397
Guizhou 320 Automobile Service Co., LTD [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	13,698
Henan Luohe Yancheng Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	2,740
Guangdong Foshan Shunde Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	4,109
Chongqing Banan Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	1,370
Jiangsu Jingjiang Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	2,740
Shanghai Fengxian Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	2,740
Chengdu municipal level Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	71,230
Hunan Hengyang Agent [Member]
Related Party Transactions (Details) - Schedule of unearned franchise fee comprised [Line Items]
Unearned franchise fee – non-current	$ 1,370